Capital Requirements and Other Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Actual Capital Amounts and Ratios
The Company’s and IBERIABANK’s actual capital amounts and ratios as of December 31 are presented in the following table.

(Dollars in thousands)	2015
	Minimum		Well-Capitalized		Actual
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Tier 1 Leverage
Consolidated	$751,798	4.00%	N/A	N/A	$1,790,034	9.52%
IBERIABANK	749,226	4.00	936,532	5.00	1,691,022	9.03
Common Equity Tier 1 (CET1) (1)
Consolidated	$752,610	4.50%	N/A	N/A	$1,684,097	10.07%
IBERIABANK	750,660	4.50	1,084,287	6.50	1,691,022	10.14
Tier 1 risk-based capital
Consolidated	$1,003,479	6.00%	N/A	N/A	$1,790,034	10.70%
IBERIABANK	1,000,880	6.00	1,334,507	8.00	1,691,022	10.14
Total risk-based capital
Consolidated	$1,337,973	8.00%	N/A	N/A	$2,029,932	12.14%
IBERIABANK	1,334,507	8.00	1,668,133	10.00	1,843,545	11.05